Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	$ (9,658)	$ 6,899	$ (4,577)
Nondeductible stock compensation	386	414	197
Nontaxable equity premiums	(452)	(825)	(1,374)
Deferred tax assets (utilized) not benefitted	9,750	(6,527)	5,751
Other permanent items	(26)	39	(2)
(Benefit) from income taxes	$ 0	$ 0	$ (5)